Schedule of Investments
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.53%
China–2.48%
Prosus N.V.(a)	164,018	$13,265,614
Denmark–4.64%
Carlsberg A/S, Class B	62,013	8,773,835
Novo Nordisk A/S, Class B	115,319	15,969,792
		24,743,627
France–16.37%
Air Liquide S.A.	53,132	8,467,319
Arkema S.A.	55,854	5,660,403
Bollore SE	2,092,524	11,692,884
Capgemini SE	3,957	750,399
Kaufman & Broad S.A.	310,957	9,766,696
LVMH Moet Hennessy Louis Vuitton SE	17,591	15,367,223
Metropole Television S.A.	311,235	4,960,457
Pernod Ricard S.A.	40,270	8,332,125
Schneider Electric SE	77,290	12,533,141
TotalEnergies SE	158,052	9,819,348
		87,349,995
Germany–4.21%
Bechtle AG	98,645	4,142,142
Deutsche Boerse AG	83,994	15,008,855
flatexDEGIRO AG(a)	395,906	3,337,035
		22,488,032
Hungary–2.77%
Gedeon Richter PLC	654,883	14,775,291
Ireland–4.88%
CRH PLC	260,210	12,105,535
Flutter Entertainment PLC(a)	57,851	8,994,368
Origin Enterprises PLC	1,091,270	4,960,732
		26,060,635
Italy–6.68%
Danieli & C. Officine Meccaniche S.p.A., RSP	582,742	10,907,607
FinecoBank Banca Fineco S.p.A.	860,526	15,423,917
Technogym S.p.A.(b)	1,050,995	9,317,096
		35,648,620
Netherlands–10.39%
Aalberts N.V.	163,550	7,738,422
ASML Holding N.V.	12,004	7,949,810
Heineken Holding N.V.	198,450	16,349,572
SBM Offshore N.V.	588,697	9,250,938
Shell PLC	136,817	4,018,623
Wolters Kluwer N.V.	93,000	10,135,769
		55,443,134
Norway–1.12%
TGS ASA	362,688	5,984,575
Russia–0.00%
Sberbank of Russia PJSC, Preference Shares(c)	11,172,332	11
Shares		Value
Spain–3.51%
Amadeus IT Group S.A.(a)	184,140	$11,583,690
Construcciones y Auxiliar de Ferrocarriles S.A.(d)	222,616	7,178,072
		18,761,762
Sweden–8.38%
Husqvarna AB, Class B	346,400	2,953,219
Investor AB, Class B	748,099	14,533,465
Lifco AB, Class B	222,720	4,090,152
Sandvik AB	701,277	14,505,438
Svenska Handelsbanken AB, Class A	829,118	8,627,855
		44,710,129
Switzerland–0.53%
Logitech International S.A., Class R	48,124	2,817,325
Turkey–0.88%
Haci Omer Sabanci Holding A.S.	2,245,692	4,674,082
United Kingdom–19.58%
Ashtead Group PLC	149,600	9,848,764
Clarkson PLC	271,247	10,301,969
DCC PLC	277,189	15,791,787
Diploma PLC	182,122	6,164,256
FDM Group Holdings PLC	488,638	4,733,159
Hays PLC	4,712,617	7,194,923
IG Group Holdings PLC	1,684,655	16,571,150
Linde PLC	17,666	5,846,386
Reckitt Benckiser Group PLC	197,413	14,058,124
Savills PLC	1,163,689	14,003,483
		104,514,001
United States–9.11%
Haleon PLC(a)	2,158,639	8,637,507
ICON PLC(a)	59,910	13,821,836
Nestle S.A.	91,336	11,145,865
Roche Holding AG	16,759	5,237,747
Signify N.V.	271,560	9,804,273
		48,647,228
Total Common Stocks & Other Equity Interests (Cost $404,180,790)		509,884,061
Money Market Funds–3.82%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(e)(f)	7,127,500	7,127,500
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(e)(f)	5,089,551	5,091,078
Invesco Treasury Portfolio, Institutional Class, 4.30%(e)(f)	8,145,715	8,145,715
Total Money Market Funds (Cost $20,364,293)		20,364,293
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.35% (Cost $424,545,083)		530,248,354

See accompanying notes which are an integral part of this schedule.
Invesco EQV European Equity Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.30%
Invesco Private Government Fund, 4.36%(e)(f)(g)	442,393	$442,393
Invesco Private Prime Fund, 4.59%(e)(f)(g)	1,137,446	1,137,787
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,580,181)		1,580,180
TOTAL INVESTMENTS IN SECURITIES—99.65% (Cost $426,125,264)		531,828,534
OTHER ASSETS LESS LIABILITIES–0.35%		1,894,322
NET ASSETS–100.00%		$533,722,856
Investment Abbreviations:
RSP	– Registered Savings Plan Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2023 represented 1.75% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at January 31, 2023.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,920,372	$25,193,584	$(19,986,456)	$-	$-	$7,127,500	$31,602
Invesco Liquid Assets Portfolio, Institutional Class	1,639,220	17,995,418	(14,543,851)	(405)	696	5,091,078	25,161
Invesco Treasury Portfolio, Institutional Class	2,194,711	28,792,668	(22,841,664)	-	-	8,145,715	36,195
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,165,143	10,336,876	(13,059,626)	-	-	442,393	23,116*
Invesco Private Prime Fund	8,136,806	27,116,368	(34,116,544)	(88)	1,245	1,137,787	63,189*
Total	$17,056,252	$109,434,914	$(104,548,141)	$(493)	$1,941	$21,944,473	$179,263

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV European Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
China	$—	$13,265,614	$—	$13,265,614
Denmark	—	24,743,627	—	24,743,627
France	—	87,349,995	—	87,349,995
Germany	—	22,488,032	—	22,488,032
Hungary	—	14,775,291	—	14,775,291
Ireland	—	26,060,635	—	26,060,635
Italy	—	35,648,620	—	35,648,620
Netherlands	—	55,443,134	—	55,443,134
Norway	—	5,984,575	—	5,984,575
Russia	—	—	11	11
Spain	—	18,761,762	—	18,761,762
Sweden	—	44,710,129	—	44,710,129
Switzerland	—	2,817,325	—	2,817,325
Turkey	—	4,674,082	—	4,674,082
United Kingdom	5,846,386	98,667,615	—	104,514,001
United States	13,821,836	34,825,392	—	48,647,228
Money Market Funds	20,364,293	1,580,180	—	21,944,473
Total Investments	$40,032,515	$491,796,008	$11	$531,828,534
Invesco EQV European Equity Fund